LVIP American Global Growth Fund Supplement Dated November 17, 2015 to the Prospectus and the Statement of Additional Information

This Supplement updates certain information in the Prospectus and Statement of Additional Information for the LVIP American Global Growth Fund (the “Fund”). You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus and Statement of Additional Information for the Fund:

Effective November 1, 2015, all references to Steven T. Watson are removed.

Effective November 1, 2015, Patrice Collete and Galen Hoskin have been appointed as portfolio managers of the Master Fund.

The following table replaces the portfolio manager information included under “Investment Adviser” on page 3 of the Fund’s Prospectus:

Portfolio Managers of Master Fund	Company Title	Experience with Master Fund
Patrice Collete	Partner, Capital World Investors	Less than 1 year
Isabelle de Wismes	Partner, Capital World Investors	3 years
Galen Hoskin	Partner, Capital World Investors	2 years
Jonathan Knowles	Partner, Capital World Investors	2 years

The following table replaces the information included under “Portfolio Managers” on page 7 of the Fund’s Prospectus:

Master Fund Portfolio Manager	Primary Title With CRMC (or Affiliate)	Years of Experience as Master Fund Portfolio Manager	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Patrice Collete	Partner, Capital World Investors	Less than 1 year (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	16	21
Isabelle de Wismes	Partner, Capital World Investors	2 years (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	22	31
Galen Hoskin	Partner, Capital World Investors	2 years (plus 14 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	21	21
Jonathan Knowles	Partner, Capital World Investors	2 years (plus 10 years of prior experience as an investment analyst for the fund)	An equity portfolio manager	23	23

LVIP UBS Large Cap Growth Managed Volatility Fund Supplement Dated November 17, 2015 to the Prospectus and the Statement of Additional Information

This Supplement updates certain information in the Prospectus and Statement of Additional Information for the LVIP UBS Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus and Statement of Additional Information for the Fund:

Effective November 9, 2015, all references to Dan Neuger in the Prospectus and Statement of Additional Information are removed.

Effective October 30, 2015, the name of the sub-adviser has changed to “UBS Asset Management (Americas) Inc.”